Financial Statement Schedule I Condensed Financial Information of Parent Company - Convenience Translation - Additional Information (Details)	Dec. 29, 2023
Additional Financial Statement Information [Line Items]
Foreign Currency Exchange Rate, Translation	7.0999
Parent Company
Additional Financial Statement Information [Line Items]
Foreign Currency Exchange Rate, Translation	7.0999